RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)			1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
		Nov. 21, 2023	Jan. 31, 2023	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2024	Sep. 30, 2023	Jan. 01, 2023
Related Party Transaction [Line Items]
Number of shares issued for services						0
Value of shares issued for services								$ 222,919	$ 434,895
Sales and marketing expenses				$ 56,622	$ 28,341	$ 78,667	$ 80,339	130,443	54,294
General and administrative expenses				560,551	409,569	1,107,790	703,624	$ 1,653,623	$ 1,287,290
Common Stock [Member]
Related Party Transaction [Line Items]
Number of shares issued for services	[1]							205,856	69,445
Value of shares issued for services								$ 206	$ 69
Common Stock [Member] | Jason Goepfert [Member]
Related Party Transaction [Line Items]
Shares price										$ 1,171.875
Repurchased shares			300
Repurchased aggregate price			$ 351,562
Employment Agreements [Member]
Related Party Transaction [Line Items]
General and administrative expenses					$ 123,003		$ 246,005	$ 275,599	522,585
Monic Wealth Solutions Ltd [Member]
Related Party Transaction [Line Items]
Number of shares issued for services		50,896					50,896	50,896
Shares price		$ 0.84			$ 0.84		$ 0.84	$ 0.84
Value of shares issued for services		$ 42,753					$ 42,753	$ 42,753
Sales and marketing expenses				0	$ 10,689	0	50,127	$ 28,750	0
Ledger Pros LLC [Member]
Related Party Transaction [Line Items]
Accounting services				$ 9,600	$ 0	$ 18,600	$ 0
Hao Hu [Member]
Related Party Transaction [Line Items]
Value of shares issued for services									$ 351,562

[1]	Shares and per share data are presented on a retroactive basis to reflect the reorganization and the